Fair Value Measurements - Weighted average assumptions (Details)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020 $ / shares	Dec. 31, 2019 USD ($)
Series A-1 | Expected term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.3		1.3
Series A-1 | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		48.0		52.0
Series A-1 | Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.0		0.0
Series A-1 | Risk free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.1		1.59
Series A-1 | Estimated fair value of the redeemable convertible preferred stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		12.24	12.24	10.73
Series A-1 | Exercise price of warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		4.44	4.44	4.44
Series A-3 | Expected term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		1.5		2.5
Series A-3 | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		68.0		55.0
Series A-3 | Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.0		0.0
Series A-3 | Risk free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.1		1.60
Series A-3 | Estimated fair value of the redeemable convertible preferred stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		12.21	12.21	10.70
Series A-3 | Exercise price of warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.04	0.04	0.04
Series A-4 | Expected term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.5	2.6		3.6
Series A-4 | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	63.0	59.0		58.0
Series A-4 | Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0	0.0		0.0
Series A-4 | Risk free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.3	0.2		1.64
Series A-4 | Estimated fair value of the redeemable convertible preferred stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	24.67	12.22	12.22	10.72
Series A-4 | Exercise price of warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.04	0.04	0.04	0.04
Series 3 Growth | Expected term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input				10.0
Series 3 Growth | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input				45.0
Series 3 Growth | Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input				0.0
Series 3 Growth | Risk free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input				1.92
Series 3 Growth | Estimated fair value of the redeemable convertible preferred stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input				17.09
Series 3 Growth | Exercise price of warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input				17.27
Series 4 Growth | Expected term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input				0.96
Series 4 Growth | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input				49.0
Series 4 Growth | Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input				0.0
Series 4 Growth | Risk free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input				1.59
Series 4 Growth | Estimated fair value of the redeemable convertible preferred stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input				17.27
Series 4 Growth | Exercise price of warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input				20.72